Earnings/(loss) per share (Details) £ / shares in Units, £ in Thousands, shares in Thousands		12 Months Ended
		Jun. 30, 2019 GBP (£) £ / shares item shares	Jun. 30, 2018 GBP (£) £ / shares shares		Jun. 30, 2017 GBP (£) £ / shares shares
Earnings/(loss) per share
Profit/(loss) for the year | £		£ 18,881	£ (37,629)	[1]	£ 39,209	[1]
Basic earnings/(loss) per share | £ / shares		£ 0.1148	£ (0.2292)	[1]	£ 0.2390	[1]
Diluted earnings/(loss) per share | £ / shares	[2]	£ 0.1147	£ (0.2292)	[1]	£ 0.2384	[1]
Number of categories of dilutive potential ordinary shares | item		1
Weighted average number of ordinary shares used as the denominator in calculating basic earnings/(loss) per share		164,526	164,195		164,025
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted earnings/(loss) per share		164,666	164,610		164,493
Class A ordinary shares
Earnings/(loss) per share
Weighted average number of ordinary shares used as the denominator in calculating basic earnings/(loss) per share		40,526	40,195		40,025
Adjustment for assumed conversion into Class A ordinary shares		140	415		468
Class B ordinary shares
Earnings/(loss) per share
Weighted average number of ordinary shares used as the denominator in calculating basic earnings/(loss) per share		124,000	124,000		124,000

[1]	Comparative amounts have been restated—see note 33 for further details.
[2]	For the year ended 30 June 2018, potential ordinary shares are antidilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded. For the years ended 30 June 2019 and 2017, potential ordinary shares have been treated as dilutive, as their inclusion in the diluted earnings per share calculation decreases earnings per share.